Note 9 - Employee Benefits (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Health Insurance Coverage Expense		$ 3,360,633	$ 3,042,441	$ 3,665,320
Defined Contribution Plan, Employer Discretionary Contribution Amount		52,524	29,396	145,181
Allocated Share-based Compensation Expense		787,100	800,520	1,078,563
Restricted Stock [Member]
Allocated Share-based Compensation Expense		$ 734,016	599,450	948,190
Services and Performance Based Shares [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 328 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 2,300,000
The 2017 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		584,000
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Allocated Share-based Compensation Expense		$ 53,084
The 2017 Stock Incentive Plan [Member] | Restricted Stock [Member] | Non-employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		31,380
2015 Restated Incentive Plan [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Allocated Share-based Compensation Expense			$ 201,070	$ 130,373
2015 Restated Incentive Plan [Member] | Restricted Stock [Member] | Non-employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			86,296	33,515